Net Income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2022
Net Income per Ordinary Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method
The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31 (€, in millions, except per share data)	2020	2021	2022
Net income	3,553.7	5,883.2	5,624.2

Weighted average number of shares outstanding	418.3	409.8	397.7
Basic net income per ordinary share	8.49	14.36	14.14

Weighted average number of shares outstanding	418.3	409.8	397.7
Plus shares applicable to options and conditional shares	0.8	0.6	0.3
Diluted weighted average number of shares	419.1	410.4	398.0
Diluted net income per ordinary share	8.48	14.34	14.13